Fair Value, Assets and Liabilities Measured on a Recurring Basis Level 3 Valuation Techniques and Significant Unobservable Inputs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / loan	Dec. 31, 2018 USD ($) $ / loan
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	$ 11,517	$ 14,649
Recurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage loans held for sale, carried at fair value	16,606	11,771
Loans	171	244
Mortgage servicing rights	11,517	14,649
Fair Value Disclosures, Textual [Abstract]
Total assets recorded at fair value	428,597	408,360
Total liabilities recorded at fair value	26,511	28,221
Recurring [Member] | Fair value, inputs, level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage loans held for sale, carried at fair value	1,198	997
Loans	171	244
Mortgage servicing rights	11,517	14,649
Total insignificant level 3 assets, net of liabilities	27	93
Assets, fair value disclosure, net of liabilities	22,478	23,771
Fair Value Disclosures, Textual [Abstract]
Total assets recorded at fair value	24,300	25,300
Total liabilities recorded at fair value	1,818	1,551
Recurring [Member] | Fair value, inputs, level 3 [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage loans held for sale, carried at fair value	15	15
Recurring [Member] | Fair value, inputs, level 3 [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage loans held for sale, carried at fair value	1,183	982
Loans	171	244
Mortgage servicing rights	$ 11,517	$ 14,649
Recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	0.030	0.011
Loans, measurement input	0.039	0.034
Mortgage servicing rights, measurement input	0.060	0.071
Recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	0.056	0.066
Loans, measurement input	0.043	0.064
Mortgage servicing rights, measurement input	0.136	0.153
Recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	0.045	0.055
Loans, measurement input	0.041	0.042
Mortgage servicing rights, measurement input	0.072	0.081
Recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparable pricing [Member] | Minimum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	(0.563)	(0.563)
Recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparable pricing [Member] | Maximum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	(0.063)	(0.063)
Recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparable pricing [Member] | Weighted average [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	(0.403)	(0.363)
Recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	0.000	0.000
Recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	0.155	0.156
Recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	0.007	0.008
Recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	0.000	0.000
Loans, measurement input	0.000	0.000
Recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	0.435	0.433
Loans, measurement input	0.365	0.348
Recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	0.217	0.234
Loans, measurement input	0.141	0.102
Recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	61	62
Recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	495	507
Recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	102	106
Recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	0.057	0.032
Loans, measurement input	0.060	0.029
Mortgage servicing rights, measurement input	0.096	0.090
Recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	0.154	0.134
Loans, measurement input	1.000	1.000
Mortgage servicing rights, measurement input	0.244	0.235
Recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	0.078	0.046
Loans, measurement input	0.856	0.872
Mortgage servicing rights, measurement input	0.119	0.099
Recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contract [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ 146	$ (35)
Recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contract [Member] | Measurement input, default rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.000	0.000
Recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contract [Member] | Measurement input, default rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.050	0.050
Recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contract [Member] | Measurement input, default rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.017	0.020
Recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contract [Member] | Measurement input, loss severity [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.500	0.500
Recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contract [Member] | Measurement input, loss severity [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.500	0.500
Recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contract [Member] | Measurement input, loss severity [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.500	0.500
Recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contract [Member] | Measurement input, prepayment rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.028	0.028
Recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contract [Member] | Measurement input, prepayment rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.250	0.250
Recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contract [Member] | Measurement input, prepayment rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.150	0.138
Recurring [Member] | Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ 68	$ 60
Recurring [Member] | Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, fall-out factor [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.010	0.010
Recurring [Member] | Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, fall-out factor [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.990	0.990
Recurring [Member] | Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, fall-out factor [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.167	0.194
Recurring [Member] | Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, initial-value servicing [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.00322)	(0.00366)
Recurring [Member] | Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, initial-value servicing [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.01490	0.00917
Recurring [Member] | Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, initial-value servicing [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.00364	0.00185
Recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contract [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ 147	$ 104
Recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contract [Member] | Valuation technique, option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ (416)	$ (121)
Recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contract [Member] | Measurement input, weighted average life [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), term of contract	6 months	1 year
Recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contract [Member] | Measurement input, weighted average life [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), term of contract	3 years	3 years
Recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contract [Member] | Measurement input, weighted average life [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), term of contract	1 year 6 months	1 year 9 months 18 days
Recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contract [Member] | Measurement input, conversion factor [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.088)	(0.093)
Recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contract [Member] | Measurement input, conversion factor [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.000	0.000
Recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contract [Member] | Measurement input, conversion factor [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.077)	(0.078)
Recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contract [Member] | Measurement input, correlation factor [Member] | Minimum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.770)	(0.770)
Recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contract [Member] | Measurement input, correlation factor [Member] | Maximum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.990	0.990
Recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contract [Member] | Measurement input, correlation factor [Member] | Weighted average [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.238	0.216
Recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contract [Member] | Measurement input, volatility factor [Member] | Minimum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.068	0.065
Recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contract [Member] | Measurement input, volatility factor [Member] | Maximum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	1.000	1.000
Recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contract [Member] | Measurement input, volatility factor [Member] | Weighted average [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.187	0.218
Recurring [Member] | Fair value, inputs, level 3 [Member] | Credit contract [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ 2	$ 3
Recurring [Member] | Fair value, inputs, level 3 [Member] | Credit contract [Member] | Valuation technique, option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ 27	$ 32
Recurring [Member] | Fair value, inputs, level 3 [Member] | Credit contract [Member] | Measurement input, market comparable pricing [Member] | Minimum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.561)	(0.155)
Recurring [Member] | Fair value, inputs, level 3 [Member] | Credit contract [Member] | Measurement input, market comparable pricing [Member] | Maximum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.108	0.400
Recurring [Member] | Fair value, inputs, level 3 [Member] | Credit contract [Member] | Measurement input, market comparable pricing [Member] | Weighted average [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.160)	0.035
Recurring [Member] | Fair value, inputs, level 3 [Member] | Credit contract [Member] | Measurement input, credit spread [Member] | Minimum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.000	0.009
Recurring [Member] | Fair value, inputs, level 3 [Member] | Credit contract [Member] | Measurement input, credit spread [Member] | Maximum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.178	0.215
Recurring [Member] | Fair value, inputs, level 3 [Member] | Credit contract [Member] | Measurement input, credit spread [Member] | Weighted average [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.008	0.013
Recurring [Member] | Fair value, inputs, level 3 [Member] | Credit contract [Member] | Measurement input, loss severity [Member] | Minimum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.120	0.130
Recurring [Member] | Fair value, inputs, level 3 [Member] | Credit contract [Member] | Measurement input, loss severity [Member] | Maximum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.600	0.600
Recurring [Member] | Fair value, inputs, level 3 [Member] | Credit contract [Member] | Measurement input, loss severity [Member] | Weighted average [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.456	0.452
Recurring [Member] | Non modified loans [Member] | Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	61	62
Recurring [Member] | Non modified loans [Member] | Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	231	204
Recurring [Member] | Government, healthcare and other revenue bonds [Member] | Fair value, inputs, level 3 [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Debt securities, trading and available-for-sale	$ 379	$ 404
Recurring [Member] | Government, healthcare and other revenue bonds [Member] | Fair value, inputs, level 3 [Member] | Valuation technique, vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Debt securities, trading and available-for-sale	$ 34	$ 43
Recurring [Member] | Government, healthcare and other revenue bonds [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input	0.013	0.021
Recurring [Member] | Government, healthcare and other revenue bonds [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input	0.054	0.064
Recurring [Member] | Government, healthcare and other revenue bonds [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input	0.024	0.034
Recurring [Member] | Collateralized loan obligations [Member] | Fair value, inputs, level 3 [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Debt securities, trading and available-for-sale	$ 183	$ 298
Recurring [Member] | Collateralized loan obligations [Member] | Fair value, inputs, level 3 [Member] | Valuation technique, vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Debt securities, trading and available-for-sale	$ 640	$ 739
Recurring [Member] | Collateralized loan obligations [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparable pricing [Member] | Minimum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input	(0.150)	(0.135)
Recurring [Member] | Collateralized loan obligations [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparable pricing [Member] | Maximum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input	0.192	0.221
Recurring [Member] | Collateralized loan obligations [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparable pricing [Member] | Weighted average [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input	0.013	0.032
Recurring [Member] | Corporate debt securities [Member] | Fair value, inputs, level 3 [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Debt securities, trading and available-for-sale	$ 60	$ 56
Recurring [Member] | Corporate debt securities [Member] | Fair value, inputs, level 3 [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Debt securities, trading and available-for-sale	220	220
Recurring [Member] | Corporate debt securities [Member] | Fair value, inputs, level 3 [Member] | Valuation technique, vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Debt securities, trading and available-for-sale	$ 125	$ 128
Recurring [Member] | Corporate debt securities [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input	0.032	0.040
Recurring [Member] | Corporate debt securities [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input	0.149	0.117
Recurring [Member] | Corporate debt securities [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input	0.092	0.085
Recurring [Member] | Corporate debt securities [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparable pricing [Member] | Minimum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input	(0.197)	(0.113)
Recurring [Member] | Corporate debt securities [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparable pricing [Member] | Maximum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input	0.14	0.166
Recurring [Member] | Corporate debt securities [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparable pricing [Member] | Weighted average [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input	(0.044)	(0.014)
Recurring [Member] | Diversified payment rights [Member] | Fair value, inputs, level 3 [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Debt securities, trading and available-for-sale	$ 92	$ 171
Recurring [Member] | Diversified payment rights [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input	0.023	0.034
Recurring [Member] | Diversified payment rights [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input	0.031	0.062
Recurring [Member] | Diversified payment rights [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input	0.028	0.044
Recurring [Member] | Other commercial and consumer [Member] | Fair value, inputs, level 3 [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Debt securities, trading and available-for-sale		$ 198
Recurring [Member] | Other commercial and consumer [Member] | Fair value, inputs, level 3 [Member] | Valuation technique, vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Debt securities, trading and available-for-sale	$ 11	$ 20
Recurring [Member] | Other commercial and consumer [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input		0.046
Recurring [Member] | Other commercial and consumer [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input		0.052
Recurring [Member] | Other commercial and consumer [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input		0.047
Recurring [Member] | Other commercial and consumer [Member] | Fair value, inputs, level 3 [Member] | Measurement input, weighted average life [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, term		1 year 1 month 6 days
Recurring [Member] | Other commercial and consumer [Member] | Fair value, inputs, level 3 [Member] | Measurement input, weighted average life [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, term		1 year 6 months
Recurring [Member] | Other commercial and consumer [Member] | Fair value, inputs, level 3 [Member] | Measurement input, weighted average life [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, term		1 year 1 month 6 days
Recurring [Member] | Nonmarketable equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	7,869	$ 5,492
Recurring [Member] | Nonmarketable equity securities [Member] | Fair value, inputs, level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	7,847	5,468
Recurring [Member] | Nonmarketable equity securities [Member] | Fair value, inputs, level 3 [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	$ 7,847	$ 5,468
Recurring [Member] | Nonmarketable equity securities [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparable pricing [Member] | Minimum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(20.20%)	(20.60%)
Recurring [Member] | Nonmarketable equity securities [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparable pricing [Member] | Maximum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(4.20%)	(4.30%)
Recurring [Member] | Nonmarketable equity securities [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparable pricing [Member] | Weighted average [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(14.60%)	(15.80%)